Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($) vessel	Jul. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount					$ 340,722	$ 348,563
Amortization expense					14,900	13,600	$ 13,200
Amortization of intangible assets, 2017					13,200
Amortization of intangible assets, 2018					12,000
Amortization of intangible assets, 2019					11,200
Amortization of intangible assets, 2020					10,900
Amortization of intangible assets, 2021					10,700
Amortization of intangible assets, thereafter					31,300
Number of vessels | vessel				5
Amortization of in-process revenue					(28,109)	(30,085)	(40,939)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount					22,500	30,879
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Finite-Lived Intangible Assets [Line Items]
Increase in goodwill			$ 8,100
Gross carrying amount					22,500
Decrease in intangible assets			$ 8,400
Number of vessels | vessel	6
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 30,900	$ 30,900
Amortization period		10 years
Amortization expense					$ 3,600	1,300
BG Joint Venture [Member] | Teekay LNG [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel					4
Teekay Petrojarl and Omi Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of in-process revenue					$ 28,100	$ 30,100	$ 40,900
Amortization of in-process revenue contracts, 2017					34,500
Amortization of in-process revenue contracts, 2018					22,700
Amortization of in-process revenue contracts, 2019					14,300
Amortization of in-process revenue contracts, 2020					13,800
Amortization of in-process revenue contracts, 2021					13,800
Amortization of in-process revenue contracts, thereafter					$ 23,600